Interest in Associates - Additional Information (Detail) - Beijing Xinghang Airport Property Company Limited [Member] ¥ in Millions	12 Months Ended
Dec. 31, 2022 CNY (¥)
Gain (Loss) on Sale of Equity Investments
Sale of equity interest	¥ 43
Gain on sale of an equity investment	¥ 42